Debt (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total short-term debt	$ 15,359	$ 12,211
Notes payable after one year	79,420	78,062
Unamortized discount	(8)	(25)
Unamortized debt issuance costs	(212)	(214)
Fair value adjustments	278	458
Total long-term debt	111,133	107,390
Total debt	$ 126,492	$ 119,601
Average Contractual (interest rate)	2.40%	2.20%
Average Effective (interest rate)	2.40%	2.30%
Accrued interest included in fair value of debt	$ 658	$ 550
Fair value of short-term debt	14,300	10,400
Fixed Interest Rate [Member]
Debt Instrument [Line Items]
Notes payable after one year	56,684	54,396
Variable Interest Rate [Member]
Debt Instrument [Line Items]
Notes payable after one year	22,736	23,666
Floating Rate Demand Notes [Member]
Debt Instrument [Line Items]
Total short-term debt	5,986	5,926
Unsecured commercial paper [Member]
Debt Instrument [Line Items]
Total short-term debt	4,507	1,722
Other short-term debt [Member]
Debt Instrument [Line Items]
Total short-term debt	3,803	2,708
Asset-backed Securities [Member]
Debt Instrument [Line Items]
Total short-term debt	1,063	1,855
Notes payable within one year	19,286	18,855
Notes payable after one year	30,112	$ 29,390
Total debt	$ 50,461
Total short-term debt [Member]
Debt Instrument [Line Items]
Average Contractual (interest rate)	2.30%	1.60%
Average Effective (interest rate)	2.30%	1.60%
Unsecured Debt [Member]
Debt Instrument [Line Items]
Notes payable within one year	$ 12,369	$ 10,254
Notes payable after one year	49,308	$ 48,672
Total debt	$ 75,973
Total long-term debt [Member]
Debt Instrument [Line Items]
Average Contractual (interest rate)	2.40%	2.30%
Average Effective (interest rate)	2.50%	2.40%
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Debt Instrument [Line Items]
Fair value of debt	$ 128,001	$ 120,546